Segmented Information - Company's Metal Revenues from Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Products And Services [Abstract]
Gold	$ 104,510	$ 122,916
Silver by-product	652	957
Metal revenues	$ 105,162	$ 123,873